Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.00%	19.00%
Tax credits	0.50%	(0.80%)	(0.50%)
System Fund	(6.60%)	1.10%	5.00%
Impairment charges		1.70%
Other permanent differences	(4.20%)	1.30%	0.60%
Non-recoverable foreign taxes	(5.10%)	3.20%	0.70%
Net effect of different rates of tax in overseas businesses	(4.50%)	6.70%	4.60%
Effect of changes in tax rates and tax laws	2.90%	(0.40%)	0.30%
Reduction in current tax expense by previously unrecognised deferred tax assets	0.70%	(0.40%)	(0.40%)
Items on which deferred tax arose but where no deferred tax is recognised	(1.90%)
Effect of adjustments to estimated recoverable deferred tax assets	5.10%	(0.40%)	0.10%
Reduction in deferred tax expense by previously unrecognised deferred tax assets	0.30%
Adjustment to tax charge in respect of prior periods	0.90%	(2.20%)	(2.00%)
Average effective tax rate	7.10%	28.80%	27.40%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Corporate income tax rate	19.00%	19.00%	19.00%
Tax credits	(1.70%)	(0.60%)	(0.30%)
System Fund	(1.10%)	(0.50%)	(0.50%)
Other permanent differences	12.10%	0.80%	0.30%
Non-recoverable foreign taxes	16.90%	2.40%	0.50%
Net effect of different rates of tax in overseas businesses	18.90%	5.50%	3.70%
Effect of changes in tax rates and tax laws	(9.60%)	(0.30%)	0.20%
Reduction in current tax expense by previously unrecognised deferred tax assets	(2.40%)	(0.30%)	(0.30%)
Items on which deferred tax arose but where no deferred tax is recognised	5.10%
Effect of adjustments to estimated recoverable deferred tax assets	(16.90%)	(0.30%)	0.10%
Adjustment to tax charge in respect of prior periods	(2.70%)	(1.90%)	(1.00%)
Average effective tax rate	37.60%	23.80%	21.70%